Quarterly Holdings Report
for
Fidelity® International Index Fund
May 31, 2025
SPI-NPRT1-0725
1.816029.120
Common Stocks - 95.9%
	Shares	Value ($)
AUSTRALIA - 6.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	13,136,506	40,476,045
Interactive Media & Services - 0.1%
CAR Group Ltd	1,232,418	28,249,456
REA Group Ltd	172,440	26,644,923
		54,894,379
TOTAL COMMUNICATION SERVICES		95,370,424

Consumer Discretionary - 0.5%
Broadline Retail - 0.3%
Wesfarmers Ltd	3,702,812	198,154,844
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	1,836,880	73,884,898
Lottery Corp/The	7,262,738	23,875,961
		97,760,859
TOTAL CONSUMER DISCRETIONARY		295,915,703

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	4,376,707	60,938,467
Woolworths Group Ltd	3,986,085	81,836,359
		142,774,826
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	10,597,547	45,017,468
Woodside Energy Group Ltd	6,195,658	88,964,920
		133,982,388
Financials - 2.7%
Banks - 2.1%
ANZ Group Holdings Ltd	9,695,625	181,436,492
Commonwealth Bank of Australia	5,460,541	619,320,201
National Australia Bank Ltd	9,993,055	244,550,804
Westpac Banking Corp	11,169,977	234,437,444
		1,279,744,941
Capital Markets - 0.3%
ASX Ltd	634,003	29,138,765
Macquarie Group Ltd	1,181,479	163,138,345
		192,277,110
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	779,962	18,567,056
Insurance - 0.3%
Insurance Australia Group Ltd	7,717,968	42,984,019
Medibank Pvt Ltd	8,986,368	27,630,763
QBE Insurance Group Ltd	4,927,210	73,558,003
Suncorp Group Ltd	3,533,745	46,992,087
		191,164,872
TOTAL FINANCIALS		1,681,753,979

Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	213,391	37,345,324
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	15,066,934	30,301,895
Sonic Healthcare Ltd	1,489,190	25,601,383
		55,903,278
Health Care Technology - 0.0%
Pro Medicus Ltd	187,475	34,079,889
TOTAL HEALTH CARE		127,328,491

Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Brambles Ltd	4,479,291	67,002,404
Passenger Airlines - 0.0%
Qantas Airways Ltd	2,419,424	16,546,939
Professional Services - 0.1%
Computershare Ltd	1,716,776	44,508,812
Trading Companies & Distributors - 0.0%
Reece Ltd	737,751	7,447,180
SGH Ltd	664,022	21,722,451
		29,169,631
Transportation Infrastructure - 0.2%
Transurban Group unit	10,142,708	92,708,692
TOTAL INDUSTRIALS		249,936,478

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	655,007	45,240,606
Materials - 1.7%
Metals & Mining - 1.7%
BHP Group Ltd	16,563,064	406,871,858
BlueScope Steel Ltd	1,431,193	20,987,943
Evolution Mining Ltd	6,533,801	37,273,440
Fortescue Ltd	5,525,698	54,974,087
Glencore PLC	33,457,433	127,303,691
Northern Star Resources Ltd	4,431,621	59,931,949
Rio Tinto Ltd	1,211,286	87,964,360
Rio Tinto PLC	3,682,562	217,941,512
South32 Ltd	14,725,137	29,032,549
		1,042,281,389
Real Estate - 0.4%
Diversified REITs - 0.0%
Stockland unit	7,830,654	27,560,112
Industrial REITs - 0.3%
Goodman Group unit	6,627,687	140,641,056
Retail REITs - 0.1%
Scentre Group unit	16,995,975	40,207,073
Vicinity Ltd unit	12,655,448	20,067,946
		60,275,019
TOTAL REAL ESTATE		228,476,187

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	5,621,360	39,206,580
Gas Utilities - 0.0%
Apa Group unit	4,256,569	22,745,973
TOTAL UTILITIES		61,952,553

TOTAL AUSTRALIA		4,105,013,024
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	480,554	25,699,881
Financials - 0.2%
Banks - 0.2%
Erste Group Bank AG	1,004,638	80,819,745
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	1,440,338	23,394,408
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	222,190	17,344,637
TOTAL AUSTRIA		147,258,671
BELGIUM - 0.8%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	70,077	14,394,019
Consumer Staples - 0.5%
Beverages - 0.5%
Anheuser-Busch InBev SA/NV	3,225,362	227,752,675
Food Products - 0.0%
Lotus Bakeries NV	1,331	13,767,797
TOTAL CONSUMER STAPLES		241,520,472

Financials - 0.2%
Banks - 0.1%
KBC Group NV	749,350	73,989,869
Financial Services - 0.1%
Groupe Bruxelles Lambert NV	270,961	22,136,329
Sofina SA	50,291	14,549,823
		36,686,152
Insurance - 0.0%
Ageas SA/NV	486,855	31,758,331
TOTAL FINANCIALS		142,434,352

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	412,539	74,899,943
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	238,385	18,270,512
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	160,158	16,966,736
TOTAL BELGIUM		508,486,034
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	540,264	19,371,889
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC	1,286,748	30,695,157
CHINA - 0.5%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Prosus NV Class N	4,269,405	219,311,657
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	6,268,308	14,823,291
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	12,074,532	50,970,783
Industrials - 0.0%
Machinery - 0.0%
Yangzijiang Shipbuildling (Holdings) Ltd	8,428,900	13,854,831
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	4,384,319	14,006,605
TOTAL INDUSTRIALS		27,861,436

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd/The	3,490,000	9,280,139
TOTAL CHINA		322,247,306
DENMARK - 2.3%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	267,568	48,909,675
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	311,715	44,619,508
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	2,250,660	86,244,638
Insurance - 0.0%
Tryg A/S	1,106,215	28,458,514
TOTAL FINANCIALS		114,703,152

Health Care - 1.4%
Biotechnology - 0.1%
Genmab A/S (b)	209,226	44,138,244
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	411,532	40,009,381
Demant A/S (b)	279,046	10,959,190
		50,968,571
Pharmaceuticals - 1.2%
Novo Nordisk A/S Series B	10,508,952	746,638,329
TOTAL HEALTH CARE		841,745,144

Industrials - 0.4%
Air Freight & Logistics - 0.3%
DSV A/S	666,889	157,042,050
Building Products - 0.0%
ROCKWOOL A/S Series B	308,104	14,620,238
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	3,295,217	52,114,722
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	9,550	17,057,182
AP Moller - Maersk A/S Series B	13,871	25,129,338
		42,186,520
TOTAL INDUSTRIALS		265,963,530

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	1,149,796	81,015,010
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	548,685	22,549,046
TOTAL DENMARK		1,419,505,065
FINLAND - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	464,115	24,451,843
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	891,232	21,554,522
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	1,380,473	14,808,864
Financials - 0.5%
Banks - 0.3%
Nordea Bank Abp	10,251,750	148,630,861
Insurance - 0.2%
Sampo Oyj A Shares	7,900,472	84,287,672
TOTAL FINANCIALS		232,918,533

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	353,653	23,992,929
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	1,109,069	69,059,595
Metso Oyj	2,028,715	24,486,252
Wartsila OYJ Abp	1,641,185	32,853,214
		126,399,061
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	17,377,402	90,437,201
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	1,900,430	19,216,731
UPM-Kymmene Oyj	1,741,590	48,202,413
		67,419,144
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	1,463,896	25,265,147
TOTAL FINLAND		627,247,244
FRANCE - 9.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Orange SA	6,075,872	90,684,922
Entertainment - 0.0%
Bollore SE	2,309,239	14,683,342
Media - 0.1%
Publicis Groupe SA	746,842	81,410,748
TOTAL COMMUNICATION SERVICES		186,779,012

Consumer Discretionary - 1.6%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	2,187,724	83,700,184
Automobiles - 0.1%
Renault SA	627,216	32,318,384
Hotels, Restaurants & Leisure - 0.1%
Accor SA	639,465	33,944,265
FDJ UNITED (c)(d)	362,724	13,319,390
Sodexo SA	203,993	14,088,210
Sodexo SA	84,696	5,851,827
		67,203,692
Textiles, Apparel & Luxury Goods - 1.3%
Hermes International SCA	103,343	284,903,485
Kering SA	242,907	47,475,522
LVMH Moet Hennessy Louis Vuitton SE	897,585	486,856,171
		819,235,178
TOTAL CONSUMER DISCRETIONARY		1,002,457,438

Consumer Staples - 1.0%
Beverages - 0.1%
Pernod Ricard SA	658,527	68,057,882
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	1,769,782	26,455,053
Food Products - 0.3%
Danone SA	2,106,528	180,102,485
Personal Care Products - 0.6%
L'Oreal SA	446,518	188,995,693
L'Oreal SA	201,944	85,475,941
L'Oreal SA	136,100	57,606,443
		332,078,077
TOTAL CONSUMER STAPLES		606,693,497

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
TotalEnergies SE	6,666,518	392,445,658
Financials - 1.3%
Banks - 0.8%
BNP Paribas SA	3,320,872	290,823,713
Credit Agricole SA	3,455,753	63,272,002
Societe Generale SA Series A	2,350,305	127,616,144
		481,711,859
Capital Markets - 0.0%
Amundi SA (c)(d)	201,086	16,405,015
Financial Services - 0.1%
Edenred SE	788,106	24,608,511
Eurazeo SE	131,164	9,166,652
		33,775,163
Insurance - 0.4%
AXA SA	5,781,544	272,516,396
TOTAL FINANCIALS		804,408,433

Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
BioMerieux	135,175	18,126,514
EssilorLuxottica SA	970,356	269,608,189
EssilorLuxottica SA rights (b)(e)	966,027	4,332,658
		292,067,361
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	95,277	20,987,360
Pharmaceuticals - 0.0%
Ipsen SA (b)	123,070	14,491,020
TOTAL HEALTH CARE		327,545,741

Industrials - 2.5%
Aerospace & Defense - 1.3%
Airbus SE	1,938,928	356,616,530
Dassault Aviation SA	63,953	23,149,800
Safran SA	1,174,973	348,739,776
Thales SA	302,397	92,615,575
		821,121,681
Building Products - 0.3%
Cie de Saint-Gobain SA	1,465,581	165,000,921
Construction & Engineering - 0.5%
Bouygues SA	618,273	26,950,474
Eiffage SA	223,843	30,779,083
Vinci SA	1,615,365	230,812,502
		288,542,059
Electrical Equipment - 0.2%
Legrand SA	855,713	103,914,687
Machinery - 0.0%
Alstom SA (b)	1,129,436	25,531,441
Professional Services - 0.1%
Bureau Veritas SA	1,036,694	35,407,595
Teleperformance SE	175,834	17,776,900
		53,184,495
Trading Companies & Distributors - 0.0%
Rexel SA	729,855	20,494,094
Transportation Infrastructure - 0.1%
Aeroports de Paris SA	113,019	15,155,468
Getlink SE Series A (b)	987,064	18,884,837
		34,040,305
TOTAL INDUSTRIALS		1,511,829,683

Information Technology - 0.3%
IT Services - 0.2%
Capgemini SE	531,155	88,205,264
Software - 0.1%
Dassault Systemes SE	2,186,930	82,006,470
TOTAL INFORMATION TECHNOLOGY		170,211,734

Materials - 0.5%
Chemicals - 0.5%
Air Liquide SA	1,109,678	229,935,190
Air Liquide SA	339,570	70,361,936
Arkema SA	186,141	13,294,153
		313,591,279
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	182,115	10,918,115
Office REITs - 0.0%
Gecina SA	150,240	16,530,172
Retail REITs - 0.1%
Klepierre SA	702,025	27,468,558
Unibail-Rodamco-Westfield unit	396,686	37,591,813
		65,060,371
TOTAL REAL ESTATE		92,508,658

Utilities - 0.3%
Multi-Utilities - 0.3%
Engie SA	4,469,688	96,469,336
Engie SA	1,490,100	32,160,848
Veolia Environnement SA	2,054,250	70,700,339
		199,330,523
TOTAL FRANCE		5,607,801,656
GERMANY - 9.6%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.7%
Deutsche Telekom AG	11,389,640	431,307,873
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	203,612	24,668,106
Interactive Media & Services - 0.1%
Scout24 SE (c)(d)	244,726	33,317,109
TOTAL COMMUNICATION SERVICES		489,293,088

Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Continental AG	358,943	31,479,824
Automobiles - 0.4%
Bayerische Motoren Werke AG	945,945	83,885,121
Mercedes-Benz Group AG	2,356,480	140,912,160
		224,797,281
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	732,563	26,159,752
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	557,976	139,065,070
TOTAL CONSUMER DISCRETIONARY		421,501,927

Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	339,075	24,896,603
Personal Care Products - 0.1%
Beiersdorf AG	323,692	44,343,228
TOTAL CONSUMER STAPLES		69,239,831

Financials - 2.1%
Banks - 0.1%
Commerzbank AG	2,899,199	88,189,880
Capital Markets - 0.6%
Deutsche Bank AG	6,039,328	167,045,167
Deutsche Boerse AG	614,427	197,936,965
		364,982,132
Insurance - 1.4%
Allianz SE	1,260,070	499,760,755
Hannover Rueck SE	196,755	62,196,081
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	436,462	282,771,814
Talanx AG	210,652	27,338,824
		872,067,474
TOTAL FINANCIALS		1,325,239,486

Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (c)(d)	1,104,206	58,442,769
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG	718,060	40,789,121
Fresenius SE & Co KGaA	1,378,391	67,580,762
		108,369,883
Pharmaceuticals - 0.2%
Bayer AG	3,205,669	90,250,881
Merck KGaA	421,720	55,261,715
		145,512,596
TOTAL HEALTH CARE		312,325,248

Industrials - 2.4%
Aerospace & Defense - 0.6%
MTU Aero Engines AG	175,630	69,896,389
Rheinmetall AG	145,870	312,638,427
		382,534,816
Air Freight & Logistics - 0.2%
Deutsche Post AG	3,132,499	140,564,170
Electrical Equipment - 0.3%
Siemens Energy AG (b)	2,216,939	216,651,570
Industrial Conglomerates - 1.1%
Siemens AG	2,479,895	596,472,532
Machinery - 0.2%
Daimler Truck Holding AG	1,550,329	67,261,868
Gea Group Ag	477,972	31,965,814
Knorr-Bremse AG	236,700	23,919,730
Rational AG	16,695	13,714,910
		136,862,322
Passenger Airlines - 0.0%
Deutsche Lufthansa AG (f)	1,955,066	15,641,272
Trading Companies & Distributors - 0.0%
Brenntag SE	400,463	27,118,649
TOTAL INDUSTRIALS		1,515,845,331

Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	4,261,247	165,676,094
Software - 1.7%
Nemetschek SE	188,439	26,167,683
SAP SE	3,407,339	1,030,788,767
		1,056,956,450
TOTAL INFORMATION TECHNOLOGY		1,222,632,544

Materials - 0.5%
Chemicals - 0.4%
BASF SE	2,912,318	140,437,872
Covestro AG	585,875	40,246,522
Evonik Industries AG	836,312	18,099,194
Symrise AG	433,275	51,806,011
		250,589,599
Construction Materials - 0.1%
Heidelberg Materials AG	436,667	85,591,644
TOTAL MATERIALS		336,181,243

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LEG Immobilien SE	242,996	20,624,258
LEG Immobilien SE rights (b)(e)	243,565	746,701
Vonovia SE	2,416,487	79,103,759
Vonovia SE rights (b)(e)	2,422,336	3,355,538
		103,830,256
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	2,063,093	77,679,940
Multi-Utilities - 0.2%
E.ON SE	7,325,874	128,394,033
TOTAL UTILITIES		206,073,973

TOTAL GERMANY		6,002,162,927
HONG KONG - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	12,366,718	17,821,978
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	27,212,265	25,126,168
Financials - 1.0%
Banks - 0.1%
Hang Seng Bank Ltd	2,456,786	34,402,712
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	201,032	20,491,192
Hong Kong Exchanges & Clearing Ltd	3,930,159	196,603,720
		217,094,912
Insurance - 0.6%
AIA Group Ltd	34,896,746	292,174,743
Prudential PLC	8,514,057	96,836,801
		389,011,544
TOTAL FINANCIALS		640,509,168

Industrials - 0.2%
Ground Transportation - 0.0%
MTR Corp Ltd	5,077,915	17,744,305
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	523,393	23,290,989
Swire Pacific Ltd A Shares	1,159,205	9,882,906
		33,173,895
Machinery - 0.1%
Techtronic Industries Co Ltd	4,781,389	53,256,669
TOTAL INDUSTRIALS		104,174,869

Real Estate - 0.3%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	6,281,112	26,034,120
Henderson Land Development Co Ltd	4,739,333	14,790,840
Hongkong Land Holdings Ltd (Singapore)	3,600,162	18,612,838
Sino Land Co Ltd	11,766,490	11,884,888
Sun Hung Kai Properties Ltd	4,727,663	50,783,002
Wharf Real Estate Investment Co Ltd	5,448,825	13,661,846
		135,767,534
Retail REITs - 0.1%
Link REIT	8,482,953	45,059,366
TOTAL REAL ESTATE		180,826,900

Utilities - 0.2%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	2,055,615	13,304,570
CLP Holdings Ltd	5,358,731	45,379,911
Power Assets Holdings Ltd	4,519,922	28,620,235
		87,304,716
Gas Utilities - 0.1%
Hong Kong & China Gas Co Ltd	36,532,354	32,147,689
TOTAL UTILITIES		119,452,405

TOTAL HONG KONG		1,087,911,488
IRELAND - 0.4%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	538,569	58,828,047
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	6,837,968	53,949,701
Bank of Ireland Group PLC	3,214,453	44,090,196
		98,039,897
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	504,848	43,278,839
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	600,687	69,517,507
TOTAL INDUSTRIALS		112,796,346

TOTAL IRELAND		269,664,290
ISRAEL - 0.7%
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	4,094,524	68,628,581
Bank Leumi Le-Israel BM	4,893,368	78,884,407
Israel Discount Bank Ltd Class A	4,011,805	34,140,592
Mizrahi Tefahot Bank Ltd	507,404	29,056,406
		210,709,986
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	3,742,553	62,800,039
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	87,514	35,095,269
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (b)	172,564	25,703,408
Software - 0.2%
Check Point Software Technologies Ltd (b)	282,887	64,747,177
Nice Ltd (b)	206,385	34,786,166
		99,533,343
TOTAL INFORMATION TECHNOLOGY		125,236,751

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	2,526,484	16,646,678
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	138,481	10,586,594
TOTAL ISRAEL		461,075,317
ITALY - 3.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)(f)	912,233	10,699,762
Telecom Italia SpA/Milano (b)(f)	35,014,251	14,964,509
		25,664,271
Consumer Discretionary - 0.4%
Automobiles - 0.3%
Ferrari NV (Italy)	411,305	196,800,653
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	762,193	47,650,688
TOTAL CONSUMER DISCRETIONARY		244,451,341

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	711,332	37,013,917
Davide Campari-Milano NV (f)	2,008,825	13,101,606
		50,115,523
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	7,187,570	105,995,478
Financials - 1.5%
Banks - 1.2%
Banco BPM SpA	3,708,053	42,566,222
BPER Banca SPA	3,247,152	28,802,677
FinecoBank Banca Fineco SpA	1,995,583	43,097,127
Intesa Sanpaolo SpA	49,379,673	275,673,393
Mediobanca Banca di Credito Finanziario SpA (f)	1,631,405	38,751,765
UniCredit SpA	4,574,453	294,167,053
		723,058,237
Financial Services - 0.0%
Banca Mediolanum SpA	729,646	12,120,612
Nexi SpA (c)(d)	1,605,655	9,655,355
		21,775,967
Insurance - 0.3%
Generali	2,816,577	102,498,539
Poste Italiane Spa (c)(d)	1,491,653	32,366,557
Unipol Assicurazioni SpA	1,170,565	22,900,704
		157,765,800
TOTAL FINANCIALS		902,600,004

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	73,024	7,575,124
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	375,309	22,500,435
TOTAL HEALTH CARE		30,075,559

Industrials - 0.3%
Aerospace & Defense - 0.1%
Leonardo SpA	1,320,561	81,689,547
Electrical Equipment - 0.1%
Prysmian SpA	916,896	58,967,453
Passenger Airlines - 0.1%
Ryanair Holdings PLC	2,774,229	73,715,666
TOTAL INDUSTRIALS		214,372,666

Utilities - 0.5%
Electric Utilities - 0.5%
Enel SpA	26,539,264	243,949,149
Terna - Rete Elettrica Nazionale	4,591,051	46,697,238
		290,646,387
Gas Utilities - 0.0%
Snam SpA	6,579,928	39,343,229
TOTAL UTILITIES		329,989,616

TOTAL ITALY		1,903,264,458
JAPAN - 21.1%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.2%
Nippon Telegraph & Telephone Corp	97,504,225	108,560,536
Entertainment - 0.7%
Capcom Co Ltd	1,130,520	33,783,217
Konami Group Corp	327,740	44,488,239
Nexon Co Ltd	1,074,151	19,335,996
Nintendo Co Ltd	3,602,030	293,876,838
Toho Co Ltd/Tokyo	365,163	19,250,649
		410,734,939
Interactive Media & Services - 0.0%
LY Corp	9,336,731	33,667,162
Media - 0.0%
Dentsu Group Inc	650,510	14,050,597
Wireless Telecommunication Services - 0.8%
KDDI Corp	10,012,884	173,328,157
SoftBank Corp	93,411,880	143,532,800
SoftBank Group Corp	3,117,762	162,866,784
		479,727,741
TOTAL COMMUNICATION SERVICES		1,046,740,975

Consumer Discretionary - 3.8%
Automobile Components - 0.4%
Aisin Corp	1,715,901	21,977,175
Bridgestone Corp	1,863,077	79,991,374
Denso Corp	6,174,092	83,355,477
Sumitomo Electric Industries Ltd	2,331,617	48,907,411
		234,231,437
Automobiles - 1.4%
Honda Motor Co Ltd	13,782,955	140,012,698
Isuzu Motors Ltd	1,746,145	23,602,395
Nissan Motor Co Ltd (b)	7,271,271	18,445,715
Subaru Corp	1,913,544	35,127,060
Suzuki Motor Corp	5,128,372	65,084,502
Toyota Motor Corp	30,923,625	588,730,408
Yamaha Motor Co Ltd	3,014,091	23,128,422
		894,131,200
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	1,243,568	40,955,341
Rakuten Group Inc (b)	4,924,775	27,105,452
		68,060,793
Hotels, Restaurants & Leisure - 0.2%
Oriental Land Co Ltd/Japan	3,524,980	78,327,889
Zensho Holdings Co Ltd	314,700	17,275,203
		95,603,092
Household Durables - 1.1%
Panasonic Holdings Corp	7,608,505	87,204,640
Sekisui House Ltd	1,947,002	44,152,419
Sony Group Corp	20,066,905	537,109,397
		668,466,456
Leisure Products - 0.2%
Bandai Namco Holdings Inc	1,938,195	61,579,390
Shimano Inc	247,185	35,019,873
		96,599,263
Specialty Retail - 0.4%
Fast Retailing Co Ltd	623,023	207,522,387
Nitori Holdings Co Ltd	261,404	26,051,004
Sanrio Co Ltd	583,400	25,712,657
ZOZO Inc	1,323,650	14,342,050
		273,628,098
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	2,157,011	52,210,774
TOTAL CONSUMER DISCRETIONARY		2,382,931,113

Consumer Staples - 1.1%
Beverages - 0.2%
Asahi Group Holdings Ltd	4,714,884	62,142,285
Kirin Holdings Co Ltd	2,535,022	36,368,115
Suntory Beverage & Food Ltd	453,771	14,793,007
		113,303,407
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd	2,133,867	65,601,827
Kobe Bussan Co Ltd	491,028	15,526,442
MatsukiyoCocokara & Co	1,085,100	21,989,309
Seven & i Holdings Co Ltd	7,223,887	108,651,775
		211,769,353
Food Products - 0.2%
Ajinomoto Co Inc	2,953,322	73,832,695
Kikkoman Corp	2,214,305	20,201,622
MEIJI Holdings Co Ltd	782,666	17,500,257
Nissin Foods Holdings Co Ltd (f)	641,735	13,655,739
Yakult Honsha Co Ltd	837,140	16,981,908
		142,172,221
Household Products - 0.0%
Unicharm Corp	3,646,466	29,078,979
Personal Care Products - 0.1%
Kao Corp	1,520,243	69,401,223
Shiseido Co Ltd	1,305,175	21,006,499
		90,407,722
Tobacco - 0.2%
Japan Tobacco Inc	3,915,576	120,108,959
TOTAL CONSUMER STAPLES		706,840,641

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	8,906,631	42,200,504
Idemitsu Kosan Co Ltd	2,658,910	16,195,542
Inpex Corp	2,875,965	38,456,734
		96,852,780
Financials - 3.5%
Banks - 2.1%
Chiba Bank Ltd/The	1,839,880	16,721,154
Concordia Financial Group Ltd	3,361,440	21,548,948
Japan Post Bank Co Ltd	5,880,481	63,567,797
Mitsubishi UFJ Financial Group Inc	37,408,368	523,279,966
Mizuho Financial Group Inc	7,792,364	216,692,136
Resona Holdings Inc	6,775,426	60,051,251
Sumitomo Mitsui Financial Group Inc	12,041,292	309,352,097
Sumitomo Mitsui Trust Group Inc	2,094,744	56,683,157
		1,267,896,506
Capital Markets - 0.2%
Daiwa Securities Group Inc	4,352,795	29,443,902
Japan Exchange Group Inc	3,238,012	35,467,318
Nomura Holdings Inc	9,806,588	59,926,803
SBI Holdings Inc	889,622	27,134,723
		151,972,746
Financial Services - 0.2%
Mitsubishi HC Capital Inc	2,871,882	21,125,730
ORIX Corp	3,794,812	80,419,096
		101,544,826
Insurance - 1.0%
Dai-ichi Life Holdings Inc	11,470,792	89,535,216
Japan Post Holdings Co Ltd	5,820,450	57,031,481
Japan Post Insurance Co Ltd	625,216	13,799,548
Ms&Ad Insurance Group Holdings Inc	4,198,544	100,002,925
Sompo Holdings Inc	2,908,733	88,022,202
T&D Holdings Inc	1,597,605	36,549,422
Tokio Marine Holdings Inc	5,995,179	253,550,090
		638,490,884
TOTAL FINANCIALS		2,159,904,962

Health Care - 1.5%
Health Care Equipment & Supplies - 0.5%
Hoya Corp	1,128,518	133,241,862
Olympus Corp	3,716,965	47,625,453
Sysmex Corp	1,643,142	27,776,802
Terumo Corp	4,347,938	79,814,309
		288,458,426
Health Care Technology - 0.0%
M3 Inc	1,440,311	20,219,884
Pharmaceuticals - 1.0%
Astellas Pharma Inc	5,904,943	58,326,854
Chugai Pharmaceutical Co Ltd	2,191,522	114,576,105
Daiichi Sankyo Co Ltd	5,604,217	149,150,090
Eisai Co Ltd	856,443	24,521,583
Kyowa Kirin Co Ltd	771,830	12,614,188
Ono Pharmaceutical Co Ltd	1,220,402	13,288,076
Otsuka Holdings Co Ltd	1,441,044	73,262,648
Shionogi & Co Ltd	2,467,491	41,201,017
Takeda Pharmaceutical Co Ltd	5,191,333	155,870,299
		642,810,860
TOTAL HEALTH CARE		951,489,170

Industrials - 5.1%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	1,044,817	10,205,290
Building Products - 0.2%
Agc Inc	638,530	18,940,382
Daikin Industries Ltd	860,795	97,941,804
		116,882,186
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	1,283,518	18,927,716
Secom Co Ltd	1,370,312	49,898,752
TOPPAN Holdings Inc	779,945	20,710,516
		89,536,984
Construction & Engineering - 0.2%
Kajima Corp	1,379,996	33,996,155
Obayashi Corp	2,118,919	31,971,118
Taisei Corp	508,044	28,317,748
		94,285,021
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	438,451	19,367,190
Fujikura Ltd	820,600	38,090,126
Mitsubishi Electric Corp	6,205,869	123,850,513
NIDEC CORP	2,724,012	52,886,501
		234,194,330
Ground Transportation - 0.3%
Central Japan Railway Co	2,520,635	55,065,071
East Japan Railway Co	2,961,317	62,062,709
Hankyu Hanshin Holdings Inc	743,052	20,061,552
Tokyo Metro Co Ltd	947,900	11,979,264
Tokyu Corp	1,631,168	19,805,085
West Japan Railway Co	1,460,034	31,464,103
		200,437,784
Industrial Conglomerates - 0.7%
Hikari Tsushin Inc	57,745	15,787,125
Hitachi Ltd	14,945,765	416,393,937
Sekisui Chemical Co Ltd	1,232,898	21,505,778
		453,686,840
Machinery - 1.1%
Daifuku Co Ltd	1,053,520	28,319,367
FANUC Corp	3,085,630	82,353,195
Hoshizaki Corp	354,547	13,292,895
IHI Corp	479,500	46,151,875
Komatsu Ltd	2,947,847	89,588,609
Kubota Corp	3,192,077	36,618,824
Makita Corp	776,614	23,995,454
MINEBEA MITSUMI Inc	1,184,585	16,552,985
Mitsubishi Heavy Industries Ltd	10,457,890	240,807,567
SMC Corp	186,859	70,065,011
Toyota Industries Corp	531,563	66,918,682
		714,664,464
Marine Transportation - 0.2%
Kawasaki Kisen Kaisha Ltd (f)	1,147,100	17,250,698
Mitsui OSK Lines Ltd	1,124,725	39,873,659
Nippon Yusen KK	1,429,044	52,106,882
		109,231,239
Passenger Airlines - 0.0%
ANA Holdings Inc (f)	521,512	10,326,490
Japan Airlines Co Ltd	470,706	9,523,256
		19,849,746
Professional Services - 0.4%
Recruit Holdings Co Ltd	4,592,773	273,546,650
Trading Companies & Distributors - 1.5%
ITOCHU Corp	3,878,603	205,861,579
Marubeni Corp	4,606,185	93,364,124
Mitsubishi Corp	11,156,388	225,676,500
Mitsui & Co Ltd	8,057,922	168,258,752
MonotaRO Co Ltd	817,983	16,873,906
Sumitomo Corp	3,556,637	90,575,354
Toyota Tsusho Corp	2,079,574	43,948,421
		844,558,636
TOTAL INDUSTRIALS		3,161,079,170

Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.8%
Keyence Corp	634,828	265,720,171
Kyocera Corp	4,189,444	50,937,816
Murata Manufacturing Co Ltd	5,444,551	78,994,118
Omron Corp	572,051	14,789,109
Shimadzu Corp	772,854	18,760,756
TDK Corp	6,342,895	69,456,103
Yokogawa Electric Corp	745,059	18,265,835
		516,923,908
IT Services - 0.7%
Fujitsu Ltd	5,744,310	131,558,417
NEC Corp	4,006,400	104,580,401
Nomura Research Institute Ltd	1,232,788	47,521,500
NTT Data Group Corp	2,059,349	56,731,318
Obic Co Ltd	1,056,265	38,662,551
Otsuka Corp	743,962	15,332,146
SCSK Corp	510,452	15,576,599
TIS Inc	693,789	22,892,458
		432,855,390
Semiconductors & Semiconductor Equipment - 0.9%
Advantest Corp	2,499,968	126,438,887
Disco Corp	300,623	67,342,882
Lasertec Corp	261,462	26,075,257
Renesas Electronics Corp	5,493,496	66,720,851
SCREEN Holdings Co Ltd	265,200	18,868,184
Tokyo Electron Ltd	1,461,980	230,064,522
		535,510,583
Software - 0.1%
Oracle Corp Japan (b)	125,622	14,749,530
Trend Micro Inc/Japan	413,797	30,990,209
		45,739,739
Technology Hardware, Storage & Peripherals - 0.3%
Canon Inc	3,046,502	93,067,614
FUJIFILM Holdings Corp	3,652,875	82,455,293
Ricoh Co Ltd	1,766,134	16,467,776
		191,990,683
TOTAL INFORMATION TECHNOLOGY		1,723,020,303

Materials - 0.7%
Chemicals - 0.6%
Asahi Kasei Corp	4,010,827	28,183,757
Mitsubishi Chemical Group Corp	4,423,553	23,546,709
Nippon Paint Holdings Co Ltd	3,093,982	23,426,063
Nippon Sanso Holdings Corp	565,244	20,332,207
Nitto Denko Corp	2,306,220	41,950,774
Shin-Etsu Chemical Co Ltd	5,878,395	187,698,154
Toray Industries Inc	4,525,035	31,217,272
		356,354,936
Metals & Mining - 0.1%
JFE Holdings Inc	1,877,867	22,267,015
Nippon Steel Corp	3,156,121	63,486,093
Sumitomo Metal Mining Co Ltd	806,557	18,367,357
		104,120,465
TOTAL MATERIALS		460,475,401

Real Estate - 0.5%
Office REITs - 0.0%
Nippon Building Fund Inc	24,977	22,842,859
Real Estate Management & Development - 0.5%
Daito Trust Construction Co Ltd	191,193	21,578,056
Daiwa House Industry Co Ltd	1,829,132	61,670,902
Hulic Co Ltd	1,503,434	15,275,169
Mitsubishi Estate Co Ltd	3,469,316	63,051,331
Mitsui Fudosan Co Ltd	8,624,429	82,600,364
Sumitomo Realty & Development Co Ltd	1,009,754	38,680,515
		282,856,337
TOTAL REAL ESTATE		305,699,196

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	2,102,357	25,752,079
Kansai Electric Power Co Inc/The	3,092,283	35,085,474
		60,837,553
Gas Utilities - 0.1%
Osaka Gas Co Ltd	1,186,741	30,214,904
Tokyo Gas Co Ltd	1,078,643	36,169,729
		66,384,633
TOTAL UTILITIES		127,222,186

TOTAL JAPAN		13,122,255,897
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	623,100	17,248,823
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(d)	693,708	12,894,170
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	386,361	25,768,862
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	1,530,504	46,434,304
ArcelorMittal SA rights (b)(e)	1,534,368	421,746
		46,856,050
TOTAL LUXEMBOURG		85,519,082
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	7,137,889	30,404,598
Sands China Ltd	7,922,606	15,580,286

TOTAL MACAU		45,984,884
NETHERLANDS - 4.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	12,689,658	59,659,998
Entertainment - 0.2%
Universal Music Group NV	3,590,046	114,872,398
Universal Music Group NV rights (b)(e)	2,692,454	856,001
		115,728,399
TOTAL COMMUNICATION SERVICES		175,388,397

Consumer Staples - 0.4%
Beverages - 0.2%
Heineken Holding NV Class A	422,932	32,942,964
Heineken NV	939,754	83,837,842
		116,780,806
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	2,978,921	125,722,443
Food Products - 0.0%
JDE Peet's NV	557,528	15,332,354
TOTAL CONSUMER STAPLES		257,835,603

Financials - 1.0%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (c)(d)	1,495,040	38,653,058
ING Groep NV	10,270,000	218,156,931
		256,809,989
Capital Markets - 0.1%
Euronext NV (c)(d)	255,092	41,534,980
Financial Services - 0.3%
Adyen NV (b)(c)(d)	82,213	157,559,517
EXOR NV	288,430	27,771,817
		185,331,334
Insurance - 0.2%
Aegon Ltd	4,314,489	30,890,577
ASR Nederland NV	482,695	30,955,335
NN Group NV	877,752	55,233,983
		117,079,895
TOTAL FINANCIALS		600,756,198

Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE (b)	199,239	114,317,858
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	2,715,344	62,614,614
Koninklijke Philips NV rights (b)(e)(f)	2,613,487	2,522,361
		65,136,975
TOTAL HEALTH CARE		179,454,833

Industrials - 0.3%
Professional Services - 0.3%
Randstad NV	354,108	14,860,578
Wolters Kluwer NV	778,283	138,122,534
Wolters Kluwer NV rights (b)(e)	779,813	1,328,158
		154,311,270
Trading Companies & Distributors - 0.0%
IMCD NV	192,871	26,169,948
TOTAL INDUSTRIALS		180,481,218

Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
ASM International NV	152,912	83,270,037
ASML Holding NV	1,285,077	946,767,908
BE Semiconductor Industries NV	264,783	32,034,029
		1,062,071,974
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	557,274	38,031,428
TOTAL NETHERLANDS		2,494,019,651
NEW ZEALAND - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	3,000,938	18,909,404
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	1,912,967	41,722,910
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	5,508,334	24,850,863
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	474,651	56,385,375
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	2,619,592	14,338,489
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	4,267,165	13,998,646
TOTAL UTILITIES		28,337,135

TOTAL NEW ZEALAND		170,205,687
NORWAY - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	2,009,229	30,825,211
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	1,518,609	28,356,572
Orkla ASA	2,287,382	25,904,869
Salmar ASA	218,224	9,727,445
		63,988,886
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	1,031,150	23,739,664
Equinor ASA	2,733,870	64,002,142
		87,741,806
Financials - 0.3%
Banks - 0.2%
DNB Bank ASA	2,922,094	78,153,751
Insurance - 0.1%
Gjensidige Forsikring ASA	652,604	16,520,649
TOTAL FINANCIALS		94,674,400

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	287,018	50,557,278
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	4,588,822	25,156,154
TOTAL NORWAY		352,943,735
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	734,180	12,070,885
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	924,029	23,250,022
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	1,361,493	21,796,536
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	10,239,411	40,808,451
TOTAL PORTUGAL		85,855,009
SINGAPORE - 1.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	24,249,419	71,592,718
Entertainment - 0.3%
Sea Ltd Class A ADR (b)	1,248,250	200,181,853
TOTAL COMMUNICATION SERVICES		271,774,571

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	19,731,484	10,556,095
Financials - 0.9%
Banks - 0.9%
DBS Group Holdings Ltd	6,950,658	241,002,850
Oversea-Chinese Banking Corp Ltd	11,049,237	139,041,765
United Overseas Bank Ltd	4,120,484	113,127,613
		493,172,228
Capital Markets - 0.0%
Singapore Exchange Ltd	2,797,445	30,409,133
TOTAL FINANCIALS		523,581,361

Industrials - 0.2%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	5,094,429	30,888,494
Ground Transportation - 0.2%
Grab Holdings Ltd Class A (b)	7,742,440	37,705,683
Industrial Conglomerates - 0.0%
Keppel Ltd	4,752,385	25,019,340
Passenger Airlines - 0.0%
Singapore Airlines Ltd (f)	4,858,111	26,856,624
TOTAL INDUSTRIALS		120,470,141

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	2,209,320	55,451,993
Real Estate - 0.1%
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	12,205,138	25,077,430
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	7,640,179	14,927,894
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	19,092,853	30,939,378
TOTAL REAL ESTATE		70,944,702

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	2,916,400	14,969,233
TOTAL SINGAPORE		1,067,748,096
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	4,146,316	123,183,181
SPAIN - 3.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (c)(d)	1,613,670	61,868,595
Telefonica SA (f)	12,026,203	64,414,434
		126,283,029
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	1,469,988	122,478,402
Specialty Retail - 0.3%
Industria de Diseno Textil SA	3,559,392	192,831,061
TOTAL CONSUMER DISCRETIONARY		315,309,463

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	3,776,606	50,882,038
Financials - 1.4%
Banks - 1.4%
Banco Bilbao Vizcaya Argentaria SA	18,805,715	282,310,611
Banco de Sabadell SA	17,580,141	55,991,646
Banco Santander SA	49,442,885	394,438,290
Bankinter SA	2,199,764	28,324,168
CaixaBank SA	12,876,581	109,227,248
		870,291,963
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)	973,329	10,465,926
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	576,191	37,847,557
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	244,727	65,856,439
TOTAL INDUSTRIALS		103,703,996

Utilities - 0.7%
Electric Utilities - 0.7%
Acciona SA (f)	80,549	12,987,229
Endesa SA	1,036,419	31,632,436
Iberdrola SA	18,914,111	346,691,167
Redeia Corp SA	1,324,166	27,364,142
		418,674,974
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	1,029,232	10,330,791
TOTAL UTILITIES		429,005,765

TOTAL SPAIN		1,905,942,180
SWEDEN - 3.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	7,698,317	29,743,106
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	1,786,315	26,728,718
TOTAL COMMUNICATION SERVICES		56,471,824

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (c)(d)	483,851	33,188,518
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (f)	1,848,358	26,454,720
TOTAL CONSUMER DISCRETIONARY		59,643,238

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	1,965,566	57,468,554
Financials - 0.8%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	5,177,996	86,390,402
Svenska Handelsbanken AB A Shares	4,759,383	63,588,892
Swedbank AB A1 Shares	2,770,316	74,987,040
		224,966,334
Capital Markets - 0.1%
EQT AB	1,214,945	35,560,170
Financial Services - 0.3%
Industrivarden AB A Shares	386,276	13,997,390
Industrivarden AB C Shares	507,849	18,344,532
Investor AB B Shares	5,647,756	166,246,485
L E Lundbergforetagen AB B Shares	247,987	12,664,553
		211,252,960
TOTAL FINANCIALS		471,779,464

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	638,899	19,539,601
Industrials - 1.5%
Aerospace & Defense - 0.1%
Saab AB B Shares	1,045,173	52,818,222
Building Products - 0.2%
Assa Abloy AB B Shares	3,270,516	103,808,103
Nibe Industrier AB B Shares (f)	4,945,091	20,256,048
		124,064,151
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	1,604,780	23,727,835
Construction & Engineering - 0.0%
Skanska AB B Shares	1,110,413	26,396,625
Industrial Conglomerates - 0.1%
Investment AB Latour B Shares	483,132	12,739,794
Lifco AB B Shares	760,642	30,974,881
		43,714,675
Machinery - 1.0%
Alfa Laval AB	944,083	40,148,602
Atlas Copco AB A Shares	8,764,618	140,784,647
Atlas Copco AB B Shares	5,093,226	72,544,450
Epiroc AB A Shares	2,150,379	48,112,934
Epiroc AB B Shares	1,272,479	24,886,936
Indutrade AB	891,594	24,161,607
Sandvik AB	3,479,122	75,991,650
SKF AB B Shares	1,113,133	24,475,817
Trelleborg AB B Shares	660,418	24,193,179
Volvo AB B Shares	5,183,258	143,621,051
		618,920,873
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	848,155	29,141,933
Beijer Ref AB B Shares	1,255,962	18,537,556
		47,679,489
TOTAL INDUSTRIALS		937,321,870

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	9,064,166	77,159,327
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	6,774,623	68,298,201
TOTAL INFORMATION TECHNOLOGY		145,457,528

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB (b)	927,433	29,012,059
Paper & Forest Products - 0.1%
Holmen AB B Shares	248,716	10,273,500
Svenska Cellulosa AB SCA B Shares	1,982,289	26,807,668
		37,081,168
TOTAL MATERIALS		66,093,227

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Fastighets AB Balder B Shares (b)	2,342,863	16,417,478
Sagax AB B Shares	717,133	15,693,677
		32,111,155
TOTAL SWEDEN		1,845,886,461
SWITZERLAND - 4.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	84,515	58,071,971
Consumer Discretionary - 0.6%
Specialty Retail - 0.0%
Avolta AG	286,838	15,383,349
Textiles, Apparel & Luxury Goods - 0.6%
Cie Financiere Richemont SA Series A	1,754,141	331,018,987
Swatch Group AG/The (f)	94,419	15,929,076
		346,948,063
TOTAL CONSUMER DISCRETIONARY		362,331,412

Consumer Staples - 0.2%
Food Products - 0.2%
Barry Callebaut AG (f)	11,642	11,984,466
Chocoladefabriken Lindt & Spruengli AG	350	54,945,322
Chocoladefabriken Lindt & Spruengli AG (f)	3,101	49,849,611
		116,779,399
Financials - 1.6%
Banks - 0.0%
Banque Cantonale Vaudoise (f)	98,288	11,369,402
Capital Markets - 0.8%
Julius Baer Group Ltd	672,188	44,332,730
Partners Group Holding AG	74,054	99,158,576
UBS Group AG	10,732,018	341,520,719
		485,012,025
Insurance - 0.8%
Baloise Holding AG	134,502	31,901,325
Helvetia Holding AG	121,117	28,667,791
Swiss Life Holding AG	93,738	93,555,763
Zurich Insurance Group AG	477,562	334,980,027
		489,104,906
TOTAL FINANCIALS		985,486,333

Health Care - 0.6%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	165,379	51,763,828
Straumann Holding AG	364,214	46,848,203
		98,612,031
Life Sciences Tools & Services - 0.3%
Lonza Group AG	235,675	163,536,161
Pharmaceuticals - 0.2%
Galderma Group AG	369,534	48,358,216
Sandoz Group AG	1,363,942	69,158,323
		117,516,539
TOTAL HEALTH CARE		379,664,731

Industrials - 0.9%
Building Products - 0.1%
Geberit AG	109,082	81,248,197
Electrical Equipment - 0.5%
ABB Ltd	5,160,540	292,332,703
Machinery - 0.2%
Schindler Holding AG	132,861	47,203,592
Schindler Holding AG	76,605	26,248,615
VAT Group AG (c)(d)	88,102	33,474,478
		106,926,685
Marine Transportation - 0.0%
Kuehne + Nagel International AG	157,609	35,438,087
Professional Services - 0.1%
SGS SA	525,600	54,782,464
TOTAL INDUSTRIALS		570,728,136

Information Technology - 0.1%
Software - 0.0%
Temenos AG	183,964	13,646,418
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	496,288	41,270,900
TOTAL INFORMATION TECHNOLOGY		54,917,318

Materials - 0.6%
Chemicals - 0.6%
DSM-Firmenich AG	606,835	67,552,280
EMS-Chemie Holding AG	22,896	17,387,606
Givaudan SA	30,129	151,120,914
Sika AG	497,465	133,505,736
		369,566,536
Containers & Packaging - 0.0%
SIG Group AG (f)	997,886	20,369,969
TOTAL MATERIALS		389,936,505

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG	261,806	37,187,268
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	68,915	14,478,012
TOTAL SWITZERLAND		2,969,581,085
UNITED KINGDOM - 11.1%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
BT Group PLC (f)	19,493,616	47,132,046
Interactive Media & Services - 0.0%
Auto Trader Group PLC (c)(d)	2,868,878	30,724,549
Media - 0.2%
Informa PLC	4,304,162	45,547,016
WPP PLC	3,520,154	28,428,922
		73,975,938
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	65,085,153	67,497,526
TOTAL COMMUNICATION SERVICES		219,330,059

Consumer Discretionary - 0.7%
Broadline Retail - 0.1%
Next PLC	380,851	66,015,409
Diversified Consumer Services - 0.0%
Pearson PLC	1,948,625	30,604,728
Hotels, Restaurants & Leisure - 0.5%
Compass Group PLC	5,538,748	194,758,254
Entain PLC	1,982,485	20,049,285
InterContinental Hotels Group PLC	483,827	55,440,832
Whitbread PLC	575,961	22,458,049
		292,706,420
Household Durables - 0.0%
Barratt Redrow PLC	4,480,925	27,820,220
Specialty Retail - 0.1%
JD Sports Fashion PLC	8,453,418	9,587,305
Kingfisher PLC	5,818,459	21,780,902
		31,368,207
TOTAL CONSUMER DISCRETIONARY		448,514,984

Consumer Staples - 2.4%
Beverages - 0.4%
Coca-Cola Europacific Partners PLC	751,769	69,004,877
Diageo PLC	7,261,105	197,075,548
		266,080,425
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	5,736,036	22,056,990
Marks & Spencer Group PLC	6,706,159	33,829,074
Tesco PLC	21,955,040	114,882,623
		170,768,687
Food Products - 0.0%
Associated British Foods PLC	1,063,458	29,846,268
Household Products - 0.2%
Reckitt Benckiser Group PLC	2,224,941	151,246,118
Personal Care Products - 0.9%
Unilever PLC	8,162,611	519,479,608
Tobacco - 0.6%
British American Tobacco PLC	6,463,934	290,996,029
Imperial Brands PLC	2,552,549	96,804,648
		387,800,677
TOTAL CONSUMER STAPLES		1,525,221,783

Financials - 3.3%
Banks - 2.2%
Barclays PLC	46,666,043	206,658,583
HSBC Holdings PLC	57,667,710	679,384,957
Lloyds Banking Group PLC	196,261,893	204,428,124
NatWest Group PLC	26,358,804	187,169,996
Standard Chartered PLC	6,587,117	102,767,365
		1,380,409,025
Capital Markets - 0.7%
3i Group PLC	3,176,220	174,454,430
London Stock Exchange Group PLC	1,555,187	236,632,426
Schroders PLC	2,365,102	11,325,248
		422,412,104
Financial Services - 0.1%
M&G PLC	7,453,416	23,770,266
Wise PLC Class A (b)	2,173,986	32,191,029
		55,961,295
Insurance - 0.3%
Admiral Group PLC	849,557	38,345,796
Aviva PLC	8,738,245	71,888,834
Legal & General Group PLC	19,161,451	64,289,604
Phoenix Group Holdings PLC	2,291,343	19,573,108
		194,097,342
TOTAL FINANCIALS		2,052,879,766

Health Care - 1.3%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	2,715,261	39,401,673
Pharmaceuticals - 1.2%
Astrazeneca PLC	5,059,715	741,167,617
Hikma Pharmaceuticals PLC	543,015	15,656,908
		756,824,525
TOTAL HEALTH CARE		796,226,198

Industrials - 2.0%
Aerospace & Defense - 1.0%
BAE Systems PLC	9,829,520	252,027,683
Melrose Industries PLC	4,161,251	26,244,783
Rolls-Royce Holdings PLC	27,663,349	321,917,900
		600,190,366
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	8,237,624	39,104,927
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	8,748,046	49,256,639
DCC PLC	322,928	20,171,098
Smiths Group PLC	1,095,209	31,785,067
		101,212,804
Machinery - 0.0%
Spirax Group PLC	240,198	18,495,499
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	4,055,507	17,842,681
Professional Services - 0.6%
Intertek Group PLC	522,477	33,691,496
RELX PLC	6,027,824	324,382,413
		358,073,909
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	1,409,568	82,329,515
Bunzl PLC	1,068,937	34,260,555
		116,590,070
TOTAL INDUSTRIALS		1,251,510,256

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	1,238,791	48,503,611
Software - 0.1%
Sage Group PLC/The	3,204,539	52,631,979
TOTAL INFORMATION TECHNOLOGY		101,135,590

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	432,852	17,892,672
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	2,309,225	19,694,746
Industrial REITs - 0.1%
Segro PLC	4,195,306	39,398,242
TOTAL REAL ESTATE		59,092,988

Utilities - 0.7%
Electric Utilities - 0.1%
SSE PLC	3,609,884	85,937,097
Multi-Utilities - 0.5%
Centrica PLC	16,400,798	34,991,574
National Grid PLC	15,979,413	225,310,006
		260,301,580
Water Utilities - 0.1%
Severn Trent PLC	881,640	32,108,332
United Utilities Group PLC	2,225,016	35,229,185
		67,337,517
TOTAL UTILITIES		413,576,194

TOTAL UNITED KINGDOM		6,885,380,490
UNITED STATES - 9.9%
Communication Services - 0.5%
Entertainment - 0.5%
Spotify Technology SA (b)	500,972	333,216,516
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	6,579,372	66,973,461
Consumer Staples - 1.5%
Food Products - 1.5%
Nestle SA	8,549,112	910,797,938
Energy - 1.5%
Energy Equipment & Services - 0.0%
Tenaris SA	1,327,935	22,239,576
Oil, Gas & Consumable Fuels - 1.5%
BP PLC	52,264,534	254,115,348
Shell PLC	19,532,404	644,470,281
Shell PLC rights (b)(e)	19,937,211	7,137,521
		905,723,150
TOTAL ENERGY		927,962,726

Financials - 0.3%
Insurance - 0.3%
Swiss Re AG	984,200	173,699,939
Health Care - 4.3%
Biotechnology - 0.4%
CSL Ltd	1,579,994	252,119,917
Health Care Equipment & Supplies - 0.2%
Alcon AG	1,630,531	140,071,132
Life Sciences Tools & Services - 0.0%
QIAGEN NV	705,191	31,828,187
Pharmaceuticals - 3.7%
GSK PLC	13,431,450	272,845,766
Haleon PLC	29,447,519	164,385,677
Novartis AG	6,203,587	716,074,624
Roche Holding AG	2,292,862	742,766,438
Roche Holding AG (f)	104,079	35,409,623
Sanofi SA	3,622,635	358,789,225
		2,290,271,353
TOTAL HEALTH CARE		2,714,290,589

Industrials - 1.1%
Construction & Engineering - 0.1%
Ferrovial SE	1,666,398	84,842,285
Ferrovial SE rights (b)(e)	1,550,913	560,345
		85,402,630
Electrical Equipment - 0.8%
Schneider Electric SE	1,784,383	450,220,842
Professional Services - 0.2%
Experian PLC	2,996,053	149,219,328
TOTAL INDUSTRIALS		684,842,800

Information Technology - 0.2%
Software - 0.2%
CyberArk Software Ltd (b)	153,316	58,686,298
Monday.com Ltd (b)	132,540	39,429,325
		98,115,623
Materials - 0.4%
Construction Materials - 0.4%
Holcim AG	1,700,726	188,457,775
James Hardie Industries PLC depository receipt (b)	1,402,630	32,270,253
		220,728,028
TOTAL UNITED STATES		6,130,627,620
TOTAL COMMON STOCKS (Cost $43,447,412,739)		59,826,157,292

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
FRANCE - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Air Liquide SA	438,118	90,781,961
GERMANY - 0.4%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Bayerische Motoren Werke AG	182,643	15,128,516
Dr Ing hc F Porsche AG (c)(d)	371,576	17,922,350
Porsche Automobil Holding SE	499,650	19,975,887
Volkswagen AG	672,852	72,852,888
		125,879,641
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	552,292	44,198,005
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	85,517	20,488,159
TOTAL GERMANY		190,565,805
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $275,346,883)		281,347,766

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (i) (Cost $54,723,424)	4.25	55,247,000	54,727,217

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.32	1,652,281,697	1,652,612,153
Fidelity Securities Lending Cash Central Fund (j)(k)	4.32	369,857,724	369,894,710
TOTAL MONEY MARKET FUNDS (Cost $2,022,506,863)			2,022,506,863

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $45,799,989,909)	62,184,739,138
NET OTHER ASSETS (LIABILITIES) - 0.3% (g)	218,344,039
NET ASSETS - 100.0%	62,403,083,177

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	17,410	Jun 2025	2,267,217,250	100,984,611	100,984,611

The notional amount of futures purchased as a percentage of Net Assets is 3.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $758,966,400 or 1.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $758,966,400 or 1.2% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security is on loan at period end.
(g)	Includes $35,912,386 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $54,727,217.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	981,065,349	2,651,075,004	1,979,528,200	10,129,451	-	-	1,652,612,153	1,652,281,697	3.0%
Fidelity Securities Lending Cash Central Fund	417,960,674	550,763,166	598,829,130	358,411	-	-	369,894,710	369,857,724	1.2%
Total	1,399,026,023	3,201,838,170	2,578,357,330	10,487,862	-	-	2,022,506,863

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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